Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation
16.	Stock-Based Compensation

2013 Long-Term Incentive Plan

The Company’s stock compensation plan, the 2013 Long-Term Incentive Plan (the “2013 Incentive Plan”), was adopted by legacy TRI Pointe in January 2013 and amended with the approval of our stockholders in 2014. The 2013 Incentive Plan provides for the grant of equity-based awards, including options to purchase shares of common stock, stock appreciation rights, common stock, restricted stock, restricted stock units and performance awards. The 2013 Incentive Plan will automatically expire on the tenth anniversary of its effective date. Our board of directors may terminate or amend the 2013 Incentive Plan at any time, subject to any requirement of stockholder approval required by applicable law, rule or regulation.

As amended, the number of shares of our common stock that may be issued under the 2013 Incentive Plan is 11,727,833 shares. To the extent that shares of our common stock subject to an outstanding option, stock appreciation right, stock award or performance award granted under the 2013 Incentive Plan are not issued or delivered by reason of the expiration, termination, cancellation or forfeiture of such award or the settlement of such award in cash, then such shares of our common stock generally shall again be available under the 2013 Incentive Plan. As of December 31, 2014 there were 10,886,069 shares available for future grant under the 2013 Incentive Plan.

Converted Awards

Under the Transaction Agreement, each outstanding Weyerhaeuser equity award held by an employee of WRECO was converted into a similar equity award with TRI Pointe, based on the final exchange ratio of 2.1107 (the “Exchange Ratio”), rounded down to the nearest whole number of shares of common stock. The Company filed a registration statement on Form S-8 (Registration No. 333-197461) on July 16, 2014 to register 4,105,953 shares related to these equity awards. The converted awards have the same terms and conditions as the Weyerhaeuser equity awards except that all performance share units were surrendered in exchange for time-vesting restricted stock units without any performance-based vesting conditions or requirements and the exercise price of each converted stock option is equal to the original exercise price divided by the Exchange Ratio. There will be no future grants under the WRECO equity incentive plans. Refer to TRI Pointe’s Registration Statement on Form S-4, as amended (Registration No. 333-193248), for additional information on the Merger, the option exchange ratio and the treatment of equity awards under the Transaction Agreement.

The following table presents compensation expense recognized related to all stock-based awards (in thousands):

	Year Ended December 31,
	2014	2013	2012
Total stock-based compensation	$7,679	$5,002	$3,854

As of December 31, 2014, total unrecognized stock-based compensation related to all stock-based awards was $10.9 million and the weighted average term over which the expense was expected to be recognized was 2.24 years.

Summary of Stock Option Activity

The following table presents a summary of stock option awards for the year ended December 31, 2014:

	2014
		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
		Price	Contractual	Value
	Options	Per Share	Life	(in 000's)
Options outstanding at December 31, 2013 (1)	285,900	$17.04	9.1	$827
Granted	154,598	16.17	9.3	—
Assumed in the Merger	3,379,275	12.62	5.9	8,885
Exercised	(15,229)	11.34
Forfeited	(481,995)	13.24
Options outstanding at December 31, 2014	3,322,549	13.08	6.0	7,841
Options exercisable at December 31, 2014	1,813,003	12.27	4.0	5,573
(1)	Options outstanding at December 31, 2013 reflect outstanding options for the legal acquirer, TRI Pointe.

As discussed above, on July 7, 2014, the Company assumed an aggregate of 3,379,275 stock options, along with 726,678 restricted stock units discussed below, as a result of the Merger. The stock option awards assumed generally vest ratably over four years of continuous service and have a 10-year contractual term. Award provisions for awards granted in 2014, 2013, 2012 and 2011 at WRECO require an accelerated vesting schedule in the event of retirement eligibility or involuntary termination and will generally vest upon retirement for employees who retire at age 62 or older, but stop vesting for other voluntary terminations, including early retirement prior to age 62. The share-based compensation expense for individuals meeting the retirement eligibility requirements is recognized over a required service period that is less than the stated four-year vesting period.

Under ASC 805, for share-based payment awards held by employees of the accounting acquirer (WRECO), the legal exchange of the accounting acquirer awards for the legal acquirer (TRI Pointe) awards is considered, from an accounting perspective, to be a modification of the accounting acquirer’s outstanding awards. The modification was accounted for pursuant to ASC 718. The modification resulted in incremental stock-based compensation for the year ended December 31, 2014, of $722,000.

The fair value of stock option awards assumed in the Merger was determined by using an option-based model with the following assumptions:

	2014 Grants	2013 Grants	2012 Grants	2011 Grants
Dividend yield	2.92%	2.23%	2.94%	2.48%
Expected volatility	31.71%	38.00%	40.41%	38.56%
Risk-free interest rate	1.57%	0.92%	1.01%	2.65%
Expected life (in years)	4.97	4.97	5.33	5.73

Expected volatility assumptions for all stock options are based on the historical volatility of similar companies’ stock prices from a trailing period equal to the expected life of the stock option and ending on the date of grant or date assumed. Historical data from TRI Pointe were used to estimate option exercise and employee terminations within the valuation model of all stock options and the risk-free rate for all stock options is based on the United States Treasury yield curve over a period matching the expected term of each option.

Summary of Restricted Stock Unit Activity

The following table presents a summary of restricted stock units (“RSUs”) for the year ended December 31, 2014:

	2014
		Weighted
		Average	Aggregate
	Restricted	Grant Date	Intrinsic
	Stock	Fair Value	Value
	Units	Per Share	(in 000's)
Nonvested RSUs at December 31, 2013(1)	145,517	$17.68	$2,900
Granted	274,287	15.33	4,183
Assumed in the Merger	726,678	15.74	11,082
Vested	(59,326)	15.85
Forfeited	(204,447)	15.74
Nonvested RSUs at December 31, 2014	882,709	15.62	13,461
(1)	Nonvested RSUs at December 31, 2013 reflect nonvested RSUs for the legal acquirer, TRI Pointe.

As discussed above, on July 7, 2014, the Company assumed an aggregate of 726,678 restricted stock units, along with 3,379,275 stock options, as a result of the Merger. Restricted stock units assumed in the Merger generally vest ratably over four years of continuous service. Award provisions require an accelerated vesting schedule in the event of retirement eligibility or involuntary termination. The share-based compensation expense for individuals meeting the retirement eligibility requirements is recognized over a required service period that is less than the stated four-year vesting period. There was no incremental expense resulting from the modification of the RSU awards on July 7, 2014 because the fair value before and after the modification was the same.

On April 7, 2014, the Company granted an aggregate of 217,839 restricted stock units to employees, officers and directors. The restricted stock units granted to employees and officers on April 7, 2014 ratably vest annually on the anniversary of the grant date over a three year period. The restricted stock units granted to directors on April 7, 2014 vest on January 31, 2015, except the restricted stock units granted to directors who left the board upon the closing of the Merger vested on the date they left the board based on the number of days served in 2014. The fair value of each restricted stock award granted on April 7, 2014 was measured using a price of $16.17 per share, which was the closing stock price on the date of grant. Each award will be expensed on a straight-line basis over the vesting period.

On August 5, 2014, the Company granted an aggregate of 56,448 restricted stock units to members of its board of directors. The restricted stock units granted to directors on August 5, 2014 vest in their entirety on May 1, 2015. The fair value of each restricted stock award granted on August 5, 2014 was measured using $13.34 per share, which was the closing stock price on the date of grant. Each award will be expensed on a straight-line basis over the vesting period.

As restricted stock units vest, a portion of the shares awarded is generally withheld to cover employee taxes. As a result, the number of restricted stock units vested and the number of shares of TRI Pointe common stock issued will differ.